One Security Benefit Place Topeka, Kansas 66636 SecurityBenefit.com

April 30, 2021

Securities and Exchange Commission 100 F Street NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account VIII File Nos. 033-85592 and 811-08836

Dear Sir or Madam:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information for SBL Variable Annuity Account VIII does not differ from that contained in Post-Effective Amendment No. 29 under the Securities Act of 1933 and Amendment No. 48 under the Investment Company Act of 1940.  This Post-Effective Amendment was filed electronically on April 30, 2021.

If you have any questions concerning this filing, please contact me at (785) 438-3321.

Sincerely,

/s/ CHRIS SWICKARD

Chris Swickard
Vice President, Associate General Counsel and Assistant Secretary